Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Apr. 16, 2013
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		22,546,327
Entity Common Stock, Shares Outstanding		39,554,959
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012